--------------------------------------------------------------------------------
                                 T. Rowe Price
--------------------------------------------------------------------------------
                               SemiAnnual Report
                               Equity Income Fund
--------------------------------------------------------------------------------
                                 June 30, 1997
--------------------------------------------------------------------------------

Report Highlights
================================================================================

Equity Income Fund

o The stock market continued strong after a relatively modest start this year, as good earnings and fairly stable interest rates fueled a strong rally during the past three months.

o Your fund posted robust returns for the six months ended June 30, in line with the Lipper average but trailing the broad market.

o Our conservative investment strategy hindered performance relative to the S&P 500, which usually happens when investor demand drives growth stocks to fully valued levels.

o We reduced positions in several stocks that achieved our price targets and added to other holdings with good potential for appreciation and moderate downside risk.

o Over time we believe our conservative, value approach to stock selection should benefit investors, particularly in the more difficult stock market environment we foresee later this year.

Fellow Shareholders
================================================================================

     After a strong 1996, the equity market continued to advance sharply in the first half of 1997. The year began slowly with the market progressing only modestly in the first several months. April, May, and June, however, were another matter altogether as the combination of good corporate earnings growth, generally stable interest rates, and strong investor demand for equities fueled a sharply rising, almost frenzied, equity market.

================================================================================
Performance Comparison
--------------------------------------------------------------------------------
Periods Ended 6/30/97                    6 Months           12 Months
--------------------------------------------------------------------------------
Equity Income Fund                          14.66%              27.72%
S&P 500                                     20.61               34.70
Lipper Equity Income Funds Average          14.75               26.73
================================================================================

     As shown in the performance table, your fund trailed the unmanaged Standard & Poor's 500 Stock Index in this environment while performing in line with the Lipper average of similar funds. Over the 12-month period, returns lagged behind the broad market but were somewhat better than the Lipper peer group average. Often in sharply rising markets, conservative funds like Equity Income tend to advance at a moderate pace. This certainly applied to the first half of 1997. Over the last 12 months we were pleased by the fund's almost 28% return but frustrated that it was not even higher! Nonetheless, given the fund's conservative investment program, we are reasonably satisfied with our progress over the last year.

DIVIDEND DISTRIBUTION

     On June 25, your Board of Trustees declared a second quarter income dividend of $0.15 per share, bringing your 1997 total income distribution to $0.31 per share. The dividend was paid on June 27 to shareholders of record on June 25. You should already have received your check or statement reflecting this dividend.

PORTFOLIO STRATEGY

     What is a conservative, value-oriented fund to do in a market environment like the first half of 1997? Our strategy has been to worry about risk even more than we typically do. While we did not alter the fund's overall asset allocation, we did reduce our investments in a number of companies that have performed well and, consequently, no longer appear as undervalued as they once did. The Major Portfolio Changes table following this letter highlights some of these sales. We always distinguish between the quality of a company and the price of a company stock. Several of our larger sales represent investments in some of the world's great companies (Warner-Lambert, Honeywell, GE). When the market fully values or even more than fully values a company's equity, however, our valuation discipline prompts us to "recycle" those holdings into more reasonably valued companies with attractive upside potential and relatively low downside risk. Both good upside and low downside are equally important to us as we contemplate which investments to make on your behalf.

     [edgar description: insert Security Diversification Pie Chart here, showing Common stocks 86%, bonds 3%, reserves 10%, convertibles 1%. Wrap text from preceding paragraph around chart.]

     In looking at our large purchases over the past few months, the companies share the characteristics of attractive relative valuations, high relative dividend yields, and, in our opinion, good appreciation potential with moderate downside risk. We added to positions in five companies, including Dow Chemical, GM (some of which we also took profits in later during the period), and Duke Energy. We purchased smaller positions in a number of other electric utilities, one of the few groups that did not participate in the market's advance. Occasionally, we can also opportunistically capitalize on negative market responses to specific company news. For example, bad winter weather affecting Burlington Northern Santa Fe and concern over Bankers Trust New York's acquisition of Alex. Brown caused sharp drops in each company's stock price, which we viewed as temporary overreactions.

SUMMARY AND OUTLOOK

     As we entered 1997, we did not fully anticipate a market advance as sharp as the one we witnessed in the first half of the year. In the fund's 1996 annual report, we referred to the "delinkage" that was occurring as stock prices surged at a much faster rate than corporate earnings and dividends. This delinkage is even more pronounced today after the market's first half rally. We will continue to follow our conservative investment approach because there are always interesting investment opportunities in any market environment. However, we believe the going is likely to get tougher for stocks sometime in the second half of the year.

     As always, we appreciate your continued confidence and support.

Respectfully submitted,

/s/

Brian C. Rogers
President and Chairman of the Investment Advisory Committee

July 18, 1997

================================================================================
Portfolio Highlights
--------------------------------------------------------------------------------
MAJOR PORTFOLIO CHANGES
Listed in descending order of size

6 Months Ended 6/30/97
Ten Largest Purchases
--------------------------------------------------------------------------------
Dow Chemical
Knight-Ridder *
GM
Burlington Northern Santa Fe *
Duke Energy
Amerada Hess *
Tomkins *
Phillips Petroleum *
Bankers Trust New York
EXEL *

Ten Largest Sales
--------------------------------------------------------------------------------
Warner-Lambert **
SmithKline Beecham **
Corning **
Sallie Mae **
U.S. Bancorp **
Great Western Financial
Kimberly-Clark **
Honeywell **
GM
GE
--------------------------------------------------------------------------------
*    Position added
**   Position eliminated
================================================================================

================================================================================
Portfolio Highlights
--------------------------------------------------------------------------------
TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
                                                                         6/30/97
--------------------------------------------------------------------------------
Mellon Bank ...................................................             1.6%
Dow Chemical ..................................................             1.6
Atlantic Richfield ............................................             1.5
Exxon .........................................................             1.3
GE ............................................................             1.3
Chase Manhattan ...............................................             1.2
International Flavors & Fragrances ............................             1.1
DuPont ........................................................             1.1
Texaco ........................................................             1.1
ALLTEL ........................................................             1.1
J.C. Penney ...................................................             1.0
General Mills .................................................             1.0
Georgia-Pacific ...............................................             1.0
Union Camp ....................................................             0.9
St. Paul Companies ............................................             0.9
Tambrands .....................................................             0.9
Simon DeBartolo Group .........................................             0.9
Witco .........................................................             0.9
American Home Products ........................................             0.9
AT&T ..........................................................             0.9
Chevron .......................................................             0.9
Duke Energy ...................................................             0.9
J. P. Morgan ..................................................             0.9
Royal Dutch Petroleum .........................................             0.9
Knight-Ridder .................................................             0.9
--------------------------------------------------------------------------------
Total .........................................................            26.7%
================================================================================

================================================================================
Performance Comparison
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

[Equity Income Fund SEC chart shown here]

================================================================================
Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how the fund would have performed if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

================================================================================
Periods Ended 6/30/97             1 Year      3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Equity Income Fund                 27.72%       24.76%    18.58% 14.36%

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
================================================================================

Unaudited
------------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period
====================================================================================================================================
Financial Highlights
                                           6 Months           Year
                                              Ended          Ended
                                            6/30/97       12/31/96       12/31/95       12/31/94       12/31/93       12/31/92
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE

Beginning of period ...............      $    22.54     $    20.01     $    15.98     $    16.65     $    15.63     $    14.62
Investment activities
   Net investment income ..........            0.31           0.64           0.66           0.60           0.54           0.62
   Net realized and
   unrealized gain (loss) .........            2.95           3.38           4.56           0.13           1.74           1.41
   Total from
   investment activities ..........            3.26           4.02           5.22           0.73           2.28           2.03
Distributions

   Net investment income ..........           (0.31)         (0.65)         (0.65)         (0.59)         (0.54)         (0.63)
   Net realized gain ..............           (0.38)         (0.84)         (0.54)         (0.81)         (0.72)         (0.39)
   Total distributions ............           (0.69)         (1.49)         (1.19)         (1.40)         (1.26)         (1.02)

NET ASSET VALUE
End of period .....................      $    25.11     $    22.54     $    20.01     $    15.98     $    16.65     $    15.63

Ratios/Supplemental Data
Total return ......................           14.66%         20.40%         33.35%          4.53%         14.84%         14.13%
Ratio of expenses to
average net assets ................            0.80%+         0.81%          0.85%          0.88%          0.91%          0.97%
Ratio of net investment
income to average
net assets ........................            2.73%+         3.08%          3.69%          3.63%          3.23%          3.95%
Portfolio turnover rate ...........            26.7%+         25.0%          21.4%          36.3%          31.2%          30.0%
Average commission
rate paid .........................      $   0.0443     $   0.0576             --             --             --             --
Net assets, end of period
(in millions) .....................      $   10,604     $    7,818     $    5,215     $    3,204     $    2,851     $    2,092
====================================================================================================================================

+    Annualized.

The accompanying notes are an integral part of these financial statements.

Unaudited                                                          June 30, 1997
================================================================================
Statement of Net Assets
--------------------------------------------------------------------------------
                                                    Shares/Par            Value
                                                                    In thousands

Common Stocks  85.7%
FINANCIAL  16.0%
Bank and Trust  9.2%
BANC ONE ..................................          1,850,000          $ 89,609
BankBoston ................................            800,000            57,650
Bankers Trust New York ....................            950,000            82,650
Chase Manhattan ...........................          1,293,000           125,502
Fleet Financial Group .....................          1,200,000            75,900
Great Western Financial ...................            200,000            10,750
J. P. Morgan ..............................            900,000            93,938
Mellon Bank ...............................          3,800,800           171,511
Mercantile Bankshares .....................            840,000            33,521
National City .............................          1,000,000            52,500
PNC Bank ..................................            958,300            39,889
Signet Banking ............................          1,750,000            63,000
Wells Fargo ...............................            291,650            78,600
                                                                         975,020

Insurance  4.1%
American General ..........................          1,828,600            87,316
EXEL ......................................          1,200,000            63,300
Hilb, Rogal and Hamilton + ................            700,000            11,900
Lincoln National ..........................            700,000            45,062
SAFECO ....................................          1,365,500            63,794
St. Paul Companies ........................          1,300,000            99,125
USF&G .....................................          1,500,000            36,000
Willis-Corroon ADR ........................          2,500,000            27,969
                                                                         434,466

Financial Services  2.7%
American Express ..........................            900,000            67,050
Fannie Mae ................................          1,900,000            82,888
H&R Block .................................          1,920,600            61,939
Travelers Group ...........................          1,133,200            71,462
                                                                         283,339
Total Financial                                                        1,692,825

UTILITIES  14.1%
Telephone Services  7.0%
ALLTEL ....................................          3,334,700          $111,504
AT&T ......................................          2,750,000            96,422
BCE .......................................          1,916,600            53,665
Bell Atlantic .............................          1,200,000            91,050
BellSouth .................................          1,525,800            70,759
Frontier ..................................          2,000,000            39,875
GTE .......................................          1,800,000            78,975
SBC Communications ........................          1,331,450            82,383
Southern New England Telecomm .............          1,000,000            38,875
Sprint ....................................            800,000            42,100
U S WEST Communications ...................          1,000,000            37,688
                                                                         743,296

Electric Utilities  7.1%
BGE .......................................          1,200,000            32,025
Centerior Energy ..........................          3,066,600            34,308
Central and South West ....................          1,200,000            25,500
Dominion Resources ........................          1,500,000            54,937
DQE .......................................          1,500,000            42,375
Duke Energy ...............................          2,000,000            95,875
Edison International ......................          1,150,000            28,606
Entergy ...................................          1,533,300            41,974
Florida Progress ..........................            501,000            15,688
GPU .......................................            479,200            17,191
Ohio Edison ...............................          1,750,000            38,172
PacifiCorp ................................          2,250,000            49,500
PECO Energy ...............................          2,300,000            48,300
PG&E ......................................          1,245,800            30,211
Public Service Enterprise .................          1,300,000            32,500
Southern Company ..........................          2,750,000            60,156
Unicom ....................................          2,750,000            61,187
Western Resources .........................          1,400,000            45,413
                                                                         753,918
Total Utilities                                                        1,497,214

CONSUMER NONDURABLES  16.5%
Cosmetics  1.2%
International Flavors & Fragrances.........          2,400,000       $   121,200
                                                                         121,200

Beverages  1.3%
Anheuser-Busch ............................          2,000,000            83,875
Brown-Forman (Class B) ....................          1,119,900            54,665
                                                                         138,540

Food Processing  4.0%
General Mills .............................          1,600,000           104,200
Heinz .....................................          1,593,600            73,505
Kellogg ...................................            700,000            59,937
McCormick .................................          2,446,800            61,935
Quaker Oats ...............................          1,944,800            87,273
Sara Lee ..................................            862,500            35,902
                                                                         422,752

Hospital Supplies/Hospital Management  2.3%
Abbott Laboratories .......................          1,200,000            80,100
Bausch & Lomb .............................          1,500,000            70,688
Baxter International ......................          1,024,200            53,514
C. R. Bard ................................          1,200,000            43,575
                                                                         247,877

Pharmaceuticals  2.6%
American Home Products ....................          1,280,000            97,920
Novartis (CHF) ............................             53,333            85,260
Pharmacia & Upjohn ........................          2,651,600            92,143
                                                                         275,323

Miscellaneous Consumer Products  5.1%
Armstrong World ...........................            650,000            47,694
Dixie Group (Class A) * ...................            300,000             3,038
Fortune Brands ............................          1,400,000            52,237
Gallaher Group PLC ADR * ..................          1,400,000            25,812
Grand Metropolitan ADR ....................            504,100            19,754
Philip Morris .............................          1,600,000            71,000
Tambrands + ...............................          1,986,800            99,092
Tomkins (GBP) .............................         12,000,000            52,357
Unilever N.V. ADR .........................            400,000           $87,200
UST .......................................          3,100,000            86,025
                                                                         544,209
Total Consumer Nondurables ................                            1,749,901

CONSUMER SERVICES  6.5%
General Merchandisers  1.5%
J.C. Penney ...............................          2,100,000           109,594
May Department Stores .....................          1,000,000            47,250
                                                                         156,844

Specialty Merchandisers  0.2%
The Limited ...............................          1,250,000            25,312
                                                                          25,312

Entertainment and Leisure  1.2%
ITT * .....................................          1,200,000            73,275
Reader's Digest (Class A) .................          1,650,000            47,334
Reader's Digest (Class B) .................            125,100             3,464
                                                                         124,073

Media and Communications  3.6%
Dow Jones .................................          1,750,000            70,328
Dun & Bradstreet ..........................          2,000,000            52,500
Gannett ...................................            400,000            39,500
Knight-Ridder .............................          1,900,000            93,219
McGraw-Hill ...............................            861,700            50,679
R. R. Donnelly ............................          2,000,000            73,250
                                                                         379,476
Total Consumer Services 685,705

CONSUMER CYCLICAL 3.9%
Automobiles and Related 1.8%
Eaton .....................................            524,700            45,813
Ford Motor ................................            750,000            28,313
Genuine Parts .............................          1,500,000            50,812
GM ........................................          1,250,000            69,609
                                                                         194,547

Building and Real Estate  1.5%
Rouse .....................................            558,700            16,482
SECURITY CAPITAL PACIFIC TRUST, REIT ......            779,400            17,829
Simon DeBartolo Group, REIT ...............          3,089,532          $ 98,865
Weingarten Realty Investors, REIT .........            600,000            25,350
                                                                         158,526

Miscellaneous Consumer Durables  0.6%
Whirlpool .................................          1,200,000            65,475
                                                                          65,475
Total Consumer Cyclicals ..................                              418,548

TECHNOLOGY  0.7%
Electronic Components  0.7%
AMP .......................................          1,800,000            75,150
Total Technology ..........................                               75,150

CAPITAL EQUIPMENT  2.6%
Electrical Equipment  1.8%
GE ........................................          2,100,000           137,287
Hubbell (Class B) .........................          1,193,900            52,532
                                                                         189,819

Machinery  0.8%
Cooper Industries .........................          1,200,000            59,700
FMC * .....................................            273,300            21,710
                                                                          81,410
Total Capital Equipment 271,229

BUSINESS SERVICES AND
TRANSPORTATION  2.2%
Transportation Services  0.2%
                        Alexander & Baldwin            800,000            20,925
                                     20,925

Miscellaneous Business Services  0.4%
Deluxe Corp. ..............................            750,000            25,594
GATX ......................................            350,000            20,212
                                                                          45,806

Railroads  1.6%
Burlington Northern Santa Fe ..............            850,000            76,394
Union Pacific .............................          1,250,000            88,125
                                                                         164,519
Total Business Services and Transportation                               231,250

ENERGY  10.9%
Energy Services  0.9%
Witco .....................................          2,600,000           $98,637
                                                                          98,637

Integrated Petroleum - Domestic  3.7%
Amerada Hess ..............................          1,000,000            55,563
Atlantic Richfield ........................          2,200,000           155,100
British Petroleum ADR .....................            983,680            73,653
Phillips Petroleum ........................          1,200,000            52,500
USX-Marathon ..............................          1,987,400            57,386
                                                                         394,202

Integrated Petroleum - International  6.3%
Amoco .....................................          1,000,000            86,938
Chevron ...................................          1,300,000            96,119
Exxon .....................................          2,300,000           141,450
Mobil .....................................          1,300,000            90,837
Repsol ADR ................................          1,100,000            46,681
Royal Dutch Petroleum ADR .................          1,724,800            93,786
Texaco ....................................          1,028,300           111,828
                                                                         667,639
Total Energy ..............................                            1,160,478

PROCESS INDUSTRIES  10.3%
Diversified Chemicals  3.1%
Dow Chemical ..............................          1,900,000           165,538
DuPont ....................................          1,871,800           117,689
Eastman Chemical ..........................            750,000            47,625
                                                                         330,852

Specialty Chemicals  3.9%
3M ........................................            664,900            67,820
Betz Laboratories .........................            900,000            59,400
Great Lakes Chemical ......................          1,700,000            89,037
Imperial Chemical ADR .....................          1,000,000            56,875
Lubrizol ..................................          1,200,000            50,325
Nalco Chemical ............................          1,200,800            46,381
Pall ......................................          2,100,000            48,825
                                                                         418,663

Paper and Paper Products  1.6%
Consolidated Papers .......................          1,255,100          $ 67,775
Union Camp ................................          2,000,000           100,000
                                                                         167,775

Forest Products 1.7%
Georgia-Pacific ...........................          1,200,000           102,450
International Paper .......................          1,500,000            72,844
                                                                         175,294
Total Process Industries ..................                            1,092,584

BASIC MATERIALS  1.7%
Metals  0.7%
Reynolds Metals ...........................          1,044,700            74,435
                                                                          74,435

Mining  1.0%
LONRHO (GBP) ..............................          14,000,000           29,609
Newmont Mining ............................          2,000,000            78,000
                                                                         107,609
Total Basic Materials .....................                              182,044

Miscellaneous Common Stocks 0.3% ..........                               27,587
Total Common Stocks (Cost  $6,780,415) ....                            9,084,515

Convertible Bonds  0.9%
Corporate Express
        4.50%, 7/1/00 .....................          $15,000,000          13,443
        (144a) 4.50%, 7/1/00 ..............           30,000,000          26,885
Roche Holding, LYONs, Zero Coupon, 4/20/10            43,985,000          22,322
WMX Technologies, Sub. Deb., 2.00%, 1/24/05           38,330,000          36,043
Total Convertible Bonds (Cost  $93,258) ...                               98,693

U.S. Government Obligations/
Agencies  4.1%
U.S. Treasury Bonds
        6.875%, 8/15/25 ....................          75,000,000          75,281
U.S. Treasury Notes
        5.375%, 11/30/97 ...................          28,750,000          28,728
        5.50%, 11/15/98 ....................          57,900,000          57,556
U.S. Treasury Notes
        5.875%, 11/15/99 - 2/15/00 .........        $125,000,000        $124,121
        6.25%, 5/31/99 .....................          50,000,000          50,140
        6.50%, 10/15/06 ....................          50,000,000          49,789
        7.375%, 11/15/97 ...................          27,000,000          27,169
        8.875%, 11/15/98 - 5/15/00 .........          15,000,000          15,752
Total U.S. Government Obligations/
  Agencies (Cost  $428,522) ................                             428,536

Short-Term Investments  9.7%
Bank Notes  0.1%
Comerica Bank, 5.93%, 6/24/98 ..............          10,000,000           9,993
                                                                           9,993

Certificates of Deposit  5.7%
ABN AMRO, 6.05%, 8/1/97 .................................   30,000,000   30,008
ABN AMRO North America, 5.81%, 8/29/97 ..................   25,000,000   25,006
Australia & New Zealand Banking, 5.66 - 5.76%
         9/26 - 12/18/97 ................................   35,000,000   35,002
Banco Santander, 5.57%, 7/16/97 .........................   30,000,000   30,000
Banque Nationale de Paris, 5.56%, 7/7/97 ................   25,000,000   25,000
Bayerische Hypotheken und Wechsel, (London)
         5.58%, 9/10/97 .................................   50,000,000   50,001

Bayerische Landesbank Girozentrale, 5.58%, 9/8/97 .......   50,000,000   49,998
Caisse National de Credit Agricole, 5.51%, 8/11/97 ......   50,000,000   50,001
Commerzbank, 5.665 - 5.93%, 9/18/97 - 6/26/98 ...........   70,000,000   69,988
Credit Agricole Indosuez, 5.62%, 8/18/97 ................   10,000,000   10,001
Creditanstalt Bankverein, 5.565%, 9/3/97 ................   30,000,000   29,999
Deutsche Bank AG, 5.56%, 7/21/97 ........................   20,000,000   20,000
Deutsche Bank AG, (London), 5.60%, 8/11/97 ..............   30,000,000   30,000
General Banque, 5.96%, 6/18/98 ..........................   15,000,000   14,994
Hessische Landesbank, 6.13%, 4/7/98 .....................   10,000,000    9,991
MBNA America Bank N.A., 5.63%, 7/2/97 ...................   10,000,000   10,000
Rabobank Nederland N.V., 5.97%, 3/20/98 .................   10,000,000    9,998
Royal Bank Canada, 5.91 - 5.95%, 3/24 - 6/17/98 .........   35,000,000   24,979
Sudwest Deutsche Landesbank, (London), 5.655 - 5.755%
         9/25 - 12/29/97 ................................   50,000,000   50,001
Union Bank of California, 5.55%, 7/11/97 ................   30,000,000   30,000
                                                                        604,967

Commercial Paper  3.0%
Abbey National North America, 5.55%, 8/12/97 ..........    $20,000,000  $ 19,870
Asset Securitization Cooperative, 4(2), 5.55%, 8/19/97     20,000,000     19,849
Bank of New York, 5.535%, 7/22/97 .....................    15,000,000     14,952
BEX America Finance, 5.56%, 8/19/97 ...................    20,000,000     19,849
Caisse des Depots et Consignations, 4(2), 5.41%, 9/5/97    30,000,000     29,702
Caterpillar Financial Services, 5.75%, 10/20/97 .......    10,000,000      9,823
Corporate Asset Funding, 4(2), 5.55%, 9/10/97 .........    20,000,000     19,781
Cregem N.A., 5.60%, 9/3/97 ............................    20,000,000     19,801
European Investment Bank, 5.55%, 7/14/97 ..............    10,000,000      9,980
Ford Motor Credit, 5.57%, 7/18/97 .....................    15,000,000     14,961
GMAC, 5.58%, 7/9/97 ...................................    20,000,000     19,975
GTE Funding, 5.55%, 7/17/97 ...........................    10,000,000      9,975
National City Credit, 5.56%, 8/25/97 ..................    20,000,000     19,830
Repeat Offering, 4(2), 5.60%, 8/29/97 .................    11,000,000     10,899
RTZ America, 5.56%, 9/16/97 ...........................    10,000,000      9,881
Statoil (Den Norske Stats Oljeselskap), 5.53%, 7/10/97 30,000,000 29,958 Investments in Commercial Paper through a Joint Account
         6.05 - 6.20%, 7/1/97 .........................    41,479,668     41,480
                                                                         320,566

Medium-Term Notes  0.3%

Morgan Stanley Group, VR, 6.051%, 9/17/97 .........        36,000,000     36,082
                                                                          36,082

Structured Investment Vehicles 0.6%
Short Term Card Account Trust, VR, (144a)
         5.708%, 7/15/97 ..........................        30,000,000     30,000
SMM Trust, VR, (144a) 5.688%, 7/28/97 .............        20,000,000     20,000
Tiers Trust, VR, (144a) 5.718%, 7/15/97 ...........        10,000,000     10,000
                                                                          60,000

Total Short-Term Investments (Cost  $1,031,608)                        1,031,608
Total Investments in Securities
100.4% of Net Assets (Cost $8,333,803) ............                 $ 10,643,352
Other Assets Less Liabilities .....................                     (38,899)
NET ASSETS ........................................                 $ 10,604,453
Net Assets Consist of:
Accumulated net investment income -
net of distributions ..............................                 $      2,301
Accumulated net realized gain/loss -
net of distributions ..............................                      486,361
Net unrealized gain (loss) ........................                    2,309,503
Paid-in-capital applicable to 422,235,867
shares of no par value capital stock
outstanding; unlimited shares authorized ..........                    7,806,288
NET ASSETS ........................................                 $ 10,604,453
NET ASSET VALUE PER SHARE .........................                       $25.11

+       Affiliated company
*       Non-income producing
REIT    Real Estate Investment Trust
VR      Variable rate
4(2) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 0.82% of net assets.
CHF     Swiss franc
GBP     British sterling
LYONs   Liquid Yield Option Notes

The accompanying notes are an integral part of these financial statements.

Unaudited
================================================================================
Statement of Operations
--------------------------------------------------------------------------------
                                                                    In thousands
                                                                        6 Months
                                                                           Ended
                                                                         6/30/97
Investment Income
Income
    Dividend ..............................................         $   122,351
    Interest ..............................................              39,187
    Total income ..........................................             161,538
Expenses
    Investment management .................................              26,376
    Shareholder servicing .................................               9,180
    Prospectus and shareholder reports ....................                 440
    Registration ..........................................                 344
    Custody and accounting ................................                 227
    Trustees ..............................................                  21
    Legal and audit .......................................                  13
    Miscellaneous .........................................                  18
    Total expenses ........................................              36,619
Net investment income .....................................             124,919
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
    Securities ............................................             478,279
    Futures ...............................................               3,020
    Foreign currency transactions .........................                (141)
    Net realized gain (loss) ..............................             481,158
Change in net unrealized gain or loss
    Securities ............................................             681,957
    Futures ...............................................                 373
    Other assets and liabilities
    denominated in foreign currencies .....................                 (31)
    Change in net unrealized gain or loss .................             682,299
Net realized and unrealized gain (loss) ...................           1,163,457
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS ....................................         $ 1,288,376
================================================================================

The accompanying notes are an integral part of these financial statements.

================================================================================
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands
                                                       6 Months           Year
                                                          Ended          Ended
                                                        6/30/97       12/31/96
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations
    Net investment income ......................     $  124,919     $  200,010
    Net realized gain (loss) ...................        481,158        457,366
    Change in net unrealized gain or loss ......        682,299        571,388
    Increase (decrease) in net assets
    from operations ............................      1,288,376      1,228,764
Distributions to shareholders
    Net investment income ......................       (124,602)      (201,399)
    Net realized gain ..........................       (146,579)      (274,623)
    Decrease in net assets from distributions ..       (271,181)      (476,022)
Capital share transactions *
    Shares sold ................................      2,188,846      2,769,484
    Distributions reinvested ...................        262,653        457,250
    Shares redeemed ............................       (682,375)    (1,376,120)
    Increase (decrease) in net assets
    from capital share transactions ............      1,769,124      1,850,614
Net Assets
Increase (decrease) during period ..............      2,786,319      2,603,356
Beginning of period ............................      7,818,134      5,214,778
End of period ..................................   $ 10,604,453    $ 7,818,134
*Share information
    Shares sold ................................         93,253        130,381
    Distributions reinvested ...................         11,081         20,657
    Shares redeemed ............................        (28,972)       (64,822)
    Increase (decrease) in shares outstanding ..         75,362         86,216
================================================================================

The accompanying notes are an integral part of these financial statements.

Unaudited                                                         June 30, 1997
================================================================================
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

        T. Rowe Price Equity Income Fund (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on October 31, 1985.

        VALUATION Equity securities are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices.

        Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

        For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

        Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

        AFFILIATED COMPANIES Investments in companies 5% or more of whose outstanding voting securities are held by the fund are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

        CURRENCY TRANSLATION Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

        PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

        OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

        COMMERCIAL PAPER JOINT ACCOUNT The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

        OTHER Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $2,233,600,000 and $1,075,112,000, respectively, for the six months ended June 30, 1997.

NOTE 3 - FEDERAL INCOME TAXES
--------------------------------------------------------------------------------


        No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

        At June 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $8,333,803,000, and net unrealized gain aggregated $2,309,549,000, of which $2,384,374,000 related to appreciated investments and $74,825,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------

        The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $4,929,000 was payable at June 30, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.25% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At June 30, 1997, and for the six months then ended, the effective annual group fee rate was 0.33%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

        In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. (TRPS) is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Additionally, the fund is one of several T. Rowe Price mutual funds (the underlying funds) in which the T. Rowe Price Spectrum Growth and Income Funds (Spectrum) invest. In accordance with an agreement among Spectrum, the underlying funds, the manager, and TRPS, expenses from the operation of Spectrum are borne by the underlying funds based on each underlying fund's proportionate share of assets owned by Spectrum. The fund incurred expenses pursuant to these related party agreements totaling approximately $7,915,000 for the six months ended June 30, 1997, of which $1,319,000 was payable at period-end.

                      For yield, price, last transaction,
                         current balance, or to conduct
                         transactions, 24 hours, 7 days
                 a week, call Tele*Access [Registration Mark]:
                            1-800-638-2587 toll free

                                 For assistance
                               with your existing
                              fund account, call:
                           Shareholder Service Center
                            1-800-225-5132 toll free
                          410-625-6500 Baltimore area

                          To open a Discount Brokerage
                         account or obtain information,
                         call: 1-800-638-5660 toll free

                               Internet address:
                               www.troweprice.com

                            T. Rowe Price Associates
                             100 East Pratt Street
                           Baltimore, Maryland 21202

                         This report is authorized for
                       distribution only to shareholders
                        and to others who have received
                        a copy of the prospectus of the
                       T. Rowe Price Equity Income Fund.

                               Investor Centers:
                              101 East Lombard St.
                              Baltimore, MD 21202

                                 T. Rowe Price
                                Financial Center
                              10090 Red Run Blvd.
                             Owings Mills, MD 21117

                                Farragut Square
                             900 17th Street, N.W.
                             Washington, D.C. 20006

                                   ARCO Tower
                                   31st Floor
                              515 South Flower St.
                             Los Angeles, CA 90071

                             4200 West Cypress St.
                                   10th Floor
                                Tampa, FL 33607

T. Rowe Price Investment Services, Inc., Distributor.            F71-051 6/30/97